Prepayment and Other Current Assets	12 Months Ended
Dec. 31, 2024
Prepayment and Other Current Assets [Abstract]
PREPAYMENT AND OTHER CURRENT ASSETS

Note 7 - Prepayment and OTHER CURRENT ASSETS

Prepayment and other current assets consist of prepaid expenses, other receivables, and deposits. As of December 31, 2024 and 2023, prepayment and other current assets consisted of the following:

	December 31,	December 31,
	2024	2023
Loan receivable (1)	$4,182,031	$3,796,003
Prepaid input VAT	1,088	1,105
Deposits and others	1,147,517	1,148,760
Subtotal	5,330,636	4,945,868
Allowance for credit losses (2)	(1,155,768)	(1,155,768)
Total prepayment and other current assets	$4,174,868	$3,790,100

(1)

In 2021, the Company entered into a loan agreement to lend $400,000 to AGM Group Ltd. In April 2022, both parties agreed to increase the loan amount by additional $900,000 at the interest rate of 1% as working capital support and further increased the amount to $1,200,000 on April 4, 2023. As of December 31, 2024, the total amount of loans to AGM Group Ltd. was $1,350,000, generating interest income of $37,978.

On April 10, 2022, 19 July, 2022 and 18 October, 2022, the Company entered into a loan agreement with a third party, Muliang Agriculture Limited, to lend $280,000, $20,000 and $5,000 at the interest rate of 1% for one year as working capital support. On April 9, 2023, both parties agreed to extend the term to December 31, 2024 and increased the amount to a total of $600,000. On December 3, 2024, both parties agreed to further extend the term to December 31, 2025. As of December 31, 2024, the total amount of loans to Muliang Agriculture Limited was $465,000, generating interest income of $10,408.

On March 1, 2023, the Company entered into a loan agreement with a third party, Northnew Management Limited, to lend $2,000,000 at the interest rate of 1%. On March 10, 2024, both parties agreed to extend the term to December 31, 2024 and increased the amount to $2,300,000. On December 11, 2024, both parties agreed to further extend the term to December 31, 2025. As of December 31, 2024, the total amount of loans to Northnew Management Limited was $2,295,426, generating interest income of $28,535.

(2)	As of December 31, 2024, 2023 and 2022, the balance of credit losses was $1,155,768, 1,155,768 and nil, respectively.